JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
JUDICIAL DEPOSITS
11.	JUDICIAL DEPOSITS

In some situations, the Company makes as ordered by courts or even at its own discretion to provide guarantees, judicial deposits to ensure the continuity of ongoing lawsuits. These judicial deposits can be required for lawsuits with a likelihood of loss, as assessed by the Company based on the opinion of its legal counselors, as probable, possible, or remote.

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	2018	2017
Civil	5,849,978	6,948,344
Tax	2,337,508	2,660,132
Labor	1,197,144	1,637,668
Subtotal	9,384,630	11,246,144

Provision for losses (i)	(649,910)	(1,933,034)

Total	8,734,720	9,313,110

Current	1,715,934	1,023,348
Non-current	7,018,786	8,289,762

(i)	This amount represents the estimated loss of balances of judicial deposits that are in the process of reconciliation with the obtained statements.